UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments

State Street Institutional U.S. Equity Fund

Schedule of Investments—December 31, 2017 (Unaudited)

Common Stock—96.3% †	Number of Shares	Fair Value
Aerospace & Defense—1.4%
General Dynamics Corp.	12,733	$2,590,529
Hexcel Corp.	19,457	1,203,415
Raytheon Co.	14,868	2,792,954
		6,586,898

Air Freight & Logistics—0.5%
FedEx Corp.	3,598	897,845
United Parcel Service Inc., Class B	12,243	1,458,753
		2,356,598

Airlines—0.4%
Alaska Air Group Inc.	23,326	1,714,694

Aluminum—0.1%
Alcoa Corp.	6,888	371,057	(a)

Application Software—1.9%
Adobe Systems Inc.	7,183	1,258,749	(a)
Intuit Inc.	10,554	1,665,210
salesforce.com Inc.	60,158	6,149,952	(a)
		9,073,911

Asset Management & Custody Banks—0.7%
Ameriprise Financial Inc.	9,554	1,619,116
BlackRock Inc.	3,611	1,855,007
		3,474,123

Auto Parts & Equipment—0.2%
Aptiv PLC	11,636	987,082

Automobile Manufacturers—0.2%
General Motors Co.	22,234	911,372

Automotive Retail—1.1%
AutoZone Inc.	7,549	5,370,132	(a)

Biotechnology—4.9%
Alexion Pharmaceuticals Inc.	56,386	6,743,202	(a)
Amgen Inc.	39,495	6,868,181
Biogen Inc.	22,714	7,235,999	(a)
Vertex Pharmaceuticals Inc.	16,711	2,504,310	(a)
		23,351,692

Building Products—0.4%
Allegion PLC	21,040	1,673,942

Cable & Satellite—2.1%
Charter Communications Inc., Class A	15,708	5,277,260	(a)
Comcast Corp., Class A	93,477	3,743,754
Liberty Global PLC, Class C	35,759	1,210,084	(a)
		10,231,098

Communications Equipment—0.6%
Cisco Systems Inc.	70,717	2,708,461

Consumer Finance—0.6%
American Express Co.	17,062	1,694,427
Discover Financial Services	13,475	1,036,497
		2,730,924

Data Processing & Outsourced Services—3.2%
PayPal Holdings Inc.	17,960	1,322,215	(a)
Visa Inc., Class A	121,984	13,908,616
		15,230,831

Diversified Banks—4.8%
Bank of America Corp.	193,059	5,699,102
JPMorgan Chase & Co.	148,632	15,894,706
U.S. Bancorp	28,082	1,504,633
		23,098,441

Diversified Chemicals—0.5%
DowDuPont Inc.	35,714	2,543,551

Electric Utilities—1.5%
American Electric Power Company Inc.	15,855	1,166,452
Duke Energy Corp.	8,772	737,813
Edison International	8,915	563,785
Exelon Corp.	39,500	1,556,695
NextEra Energy Inc.	15,569	2,431,722
PG&E Corp.	13,202	591,846
		7,048,313

Electrical Components & Equipment—0.4%
Acuity Brands Inc.	6,232	1,096,832
Rockwell Automation Inc.	5,272	1,035,157
		2,131,989

Environmental & Facilities Services—0.4%
Republic Services Inc.	30,541	2,064,877

Fertilizers & Agricultural Chemicals—0.1%
Monsanto Co.	5,760	672,653

Financial Exchanges & Data—1.8%
CME Group Inc.	38,866	5,676,380
S&P Global Inc.	15,888	2,691,427
		8,367,807

Footwear—1.0%
NIKE Inc., Class B	78,333	4,899,729

Gold—0.0% *
B2Gold Corp.	58,174	180,339	(a)

Healthcare Equipment—2.0%
Abbott Laboratories	43,286	2,470,332
Boston Scientific Corp.	123,294	3,056,459	(a)
Medtronic PLC	51,255	4,138,841
		9,665,632

Healthcare Supplies—0.5%
The Cooper Companies Inc.	10,599	2,309,310

Home Entertainment Software—0.4%
Activision Blizzard Inc.	15,924	1,008,308
Electronic Arts Inc.	7,531	791,207	(a)
		1,799,515

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	3,707	344,529
The Home Depot Inc.	22,166	4,201,122
		4,545,651

Hotels, Resorts & Cruise Lines—0.3%
Marriott International Inc., Class A	11,368	1,542,979

Housewares & Specialties—0.9%
Newell Brands Inc.	139,178	4,300,600

Hypermarkets & Super Centers—0.4%
Wal-Mart Stores Inc.	20,252	1,999,885

Independent Power Producers & Energy Traders—0.0% *
Calpine Corp.	14,325	216,737	(a)

Industrial Conglomerates—1.1%
Honeywell International Inc.	20,024	3,070,881
Roper Technologies Inc.	8,595	2,226,105
		5,296,986

Industrial Machinery—2.3%
Ingersoll-Rand PLC	63,049	5,623,340
Xylem Inc.	75,715	5,163,763
		10,787,103

Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	15,105	1,229,396

Integrated Oil & Gas—2.7%
Chevron Corp.	64,917	8,126,959
Exxon Mobil Corp.	54,840	4,586,818
		12,713,777

Integrated Telecommunication Services—0.5%
Verizon Communications Inc.	42,728	2,261,593

Internet & Direct Marketing Retail—3.0%
Amazon.com Inc.	8,922	10,434,011	(a,l)
Netflix Inc.	3,538	679,155	(a)
The Priceline Group Inc.	1,806	3,138,358	(a)
		14,251,524

Internet Software & Services—6.0%
Alphabet Inc., Class A	10,217	10,762,588	(a)
Alphabet Inc., Class C	6,015	6,294,096	(a)
Facebook Inc., Class A	65,075	11,483,134	(a)
		28,539,818

Investment Banking & Brokerage—3.4%
The Charles Schwab Corp.	136,777	7,026,234
The Goldman Sachs Group Inc.	36,192	9,220,274
		16,246,508

IT Consulting & Other Services—0.7%
Accenture PLC, Class A	9,030	1,382,403
International Business Machines Corp.	12,387	1,900,413
		3,282,816

Life & Health Insurance—0.4%
Prudential Financial Inc.	14,540	1,671,809

Life Sciences Tools & Services—1.5%
Illumina Inc.	10,353	2,262,027	(a)
IQVIA Holdings Inc.	28,292	2,769,787	(a)
Thermo Fisher Scientific Inc.	11,358	2,156,657
		7,188,471

Managed Healthcare—1.4%
Humana Inc.	8,546	2,120,006
UnitedHealth Group Inc.	21,376	4,712,553
		6,832,559

Metal & Glass Containers—0.2%
Ball Corp.	23,842	902,420

Movies & Entertainment—1.9%
The Walt Disney Co.	62,972	6,770,120
Time Warner Inc.	23,138	2,116,433
		8,886,553

Multi-Line Insurance—0.2%
The Hartford Financial Services Group Inc.	19,487	1,096,728

Multi-Sector Holdings—1.1%
Berkshire Hathaway Inc., Class B	25,632	5,080,775	(a)

Multi-Utilities—0.9%
Dominion Energy Inc.	10,970	889,228
Sempra Energy	31,048	3,319,652
		4,208,880

Oil & Gas Equipment & Services—1.1%
Schlumberger Ltd.	81,308	5,479,346

Oil & Gas Exploration & Production—1.9%
Concho Resources Inc.	7,972	1,197,554	(a)
ConocoPhillips	24,991	1,371,756
Diamondback Energy Inc.	16,669	2,104,461	(a)
EOG Resources Inc.	15,521	1,674,871
Pioneer Natural Resources Co.	16,906	2,922,202
		9,270,844

Oil & Gas Refining & Marketing—0.3%
Valero Energy Corp.	15,033	1,381,683

Packaged Foods & Meats—1.4%
Mondelez International Inc., Class A	96,791	4,142,655
The Kraft Heinz Co.	30,982	2,409,160
		6,551,815

Paper Packaging—0.3%
Packaging Corporation of America	10,090	1,216,350

Pharmaceuticals—4.3%
Allergan PLC	47,305	7,738,152
Pfizer Inc.	353,698	12,810,942
		20,549,094

Property & Casualty Insurance—0.7%
Chubb Ltd.	12,295	1,796,668
The Allstate Corp.	15,167	1,588,137
		3,384,805

Railroads—0.4%
Union Pacific Corp.	15,159	2,032,822

Regional Banks—1.6%
First Republic Bank	78,617	6,811,377
The PNC Financial Services Group Inc.	5,526	797,346
		7,608,723

Restaurants—0.9%
McDonald’s Corp.	14,161	2,437,392
Starbucks Corp.	35,575	2,043,072
		4,480,464

Semiconductor Equipment—2.0%
Applied Materials Inc.	162,851	8,324,943
Lam Research Corp.	5,847	1,076,257
		9,401,200

Semiconductors—2.4%
Broadcom Ltd.	32,689	8,397,804
Intel Corp.	37,534	1,732,569
QUALCOMM Inc.	21,890	1,401,398
		11,531,771

Soft Drinks—2.6%
PepsiCo Inc.	102,348	12,273,572

Specialized REITs—2.8%
American Tower Corp.	51,658	7,370,047
Equinix Inc.	10,331	4,682,216
Extra Space Storage Inc.	13,816	1,208,209
		13,260,472

Specialty Chemicals—0.8%
Albemarle Corp.	14,886	1,903,771
GCP Applied Technologies Inc.	19,657	627,058	(a)
The Sherwin-Williams Co.	3,440	1,410,538
		3,941,367

Specialty Stores—0.2%
Signet Jewelers Ltd.	6,908	390,648
Ulta Salon Cosmetics & Fragrance Inc.	2,970	664,270	(a)
		1,054,918

Steel—0.1%
ArcelorMittal	20,560	664,294	(a)

Systems Software—4.3%
Microsoft Corp.	191,775	16,404,433
Oracle Corp.	59,447	2,810,654
Proofpoint Inc.	12,449	1,105,596	(a)
		20,320,683

Technology Hardware, Storage & Peripherals—3.8%
Apple Inc.	104,301	17,650,858
Hewlett Packard Enterprise Co.	23,445	336,670
		17,987,528

Tobacco—1.1%
Philip Morris International Inc.	48,891	5,165,334

Trading Companies & Distributors—1.2%
United Rentals Inc.	34,600	5,948,086	(a)

Wireless Telecommunication Services—0.2%
T-Mobile US Inc.	14,566	925,087	(a)

Total Common Stock
(Cost $369,297,699)		459,068,797

Short-Term Investments—3.6%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
1.25%
(Cost $17,122,077)	17,122,077	17,122,077	(d,e)

Total Investments
(Cost $386,419,776)	476,190,874

Other Assets and Liabilities, net—0.1%	408,516

NET ASSETS—100.0%	$476,599,390

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2018	74	9,948,604	$9,901,200	$(47,404)

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$459,068,797	$—	$—	$459,068,797
Short-Term Investments	17,122,077	—	—	17,122,077

Total Investments in Securities	$476,190,874	$—	$—	$476,190,874

Other Financial Instruments
Long Futures Contracts — Unrealized Depreciation	$(47,404)	$—	$—	$(47,404)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	12,521,534	$12,521,534	$39,576,139	$34,975,596	17,122,077	$17,122,077	$16,212

State Street Institutional Premier Growth Equity Fund

Schedule of Investments—December 31, 2017 (Unaudited)

Common Stock—98.7% †	Number of Shares	Fair Value
Application Software—4.6%
Intuit Inc.	29,263	$4,617,116
salesforce.com Inc.	123,322	12,607,208	(a)
		17,224,324

Biotechnology—9.2%
Alexion Pharmaceuticals Inc.	90,923	10,873,482	(a)
Amgen Inc.	58,525	10,177,498
Biogen Inc.	19,481	6,206,062	(a)
Vertex Pharmaceuticals Inc.	49,955	7,486,256	(a)
		34,743,298

Cable & Satellite—7.9%
Charter Communications Inc., Class A	30,307	10,181,940	(a)
Comcast Corp., Class A	154,674	6,194,693	(l)
Liberty Global PLC, Class C	340,700	11,529,288	(a)
Sirius XM Holdings Inc.	334,428	1,792,534
		29,698,455

Data Processing & Outsourced Services—6.1%
PayPal Holdings Inc.	51,209	3,770,007	(a)
Visa Inc., Class A	167,215	19,065,854
		22,835,861

Financial Exchanges & Data—6.8%
CME Group Inc.	101,375	14,805,819
S&P Global Inc.	62,707	10,622,566
		25,428,385

Healthcare Equipment—4.6%
Boston Scientific Corp.	332,339	8,238,684	(a)
Medtronic PLC	112,869	9,114,172
		17,352,856

Healthcare Supplies—1.4%
The Cooper Companies Inc.	24,664	5,373,792

Internet & Direct Marketing Retail—4.2%
Amazon.com Inc.	13,586	15,888,419	(a)

Internet Software & Services—12.5%
Alibaba Group Holding Ltd. ADR	33,443	5,766,576	(a)
Alphabet Inc., Class A	3,971	4,183,051	(a)
Alphabet Inc., Class C	19,137	20,024,957	(a)
Facebook Inc., Class A	95,684	16,884,399	(a)
		46,858,983

Investment Banking & Brokerage—4.6%
The Charles Schwab Corp.	334,430	17,179,669

Movies & Entertainment—2.2%
The Walt Disney Co.	78,078	8,394,166

Oil & Gas Equipment & Services—1.7%
Schlumberger Ltd.	96,149	6,479,481

Pharmaceuticals—2.9%
Allergan PLC	66,468	10,872,835

Regional Banks—1.7%
First Republic Bank	74,201	6,428,775

Restaurants—0.9%
Starbucks Corp.	57,480	3,301,076

Semiconductor Equipment—2.6%
Applied Materials Inc.	188,117	9,616,541

Semiconductors—2.6%
Broadcom Ltd.	37,623	9,665,349

Soft Drinks—3.7%
PepsiCo Inc.	114,821	13,769,334

Specialized REITs—3.3%
American Tower Corp.	87,788	12,524,714

Specialty Chemicals—1.0%
Albemarle Corp.	29,263	3,742,445

Systems Software—3.7%
Microsoft Corp.	160,944	13,767,150

Technology Hardware, Storage & Peripherals—6.2%
Apple Inc.	137,785	23,317,356

Trading Companies & Distributors—4.3%
United Rentals Inc.	94,058	16,169,511	(a)

Total Common Stock
(Cost $249,379,756)		370,632,775

Short-Term Investments—1.3%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
1.25%
(Cost $4,930,275)	4,930,275	4,930,275	(d,e)

Total Investments
(Cost $254,310,031)		375,563,050

Other Assets and Liabilities, net—0.0% *		60,983

NET ASSETS—100.0%		$375,624,033

Other Information:

The Fund had the following short futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2018	61	8,199,445	$(8,161,800)	$37,645

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
	Investments in Securities
	Common Stock	$370,632,775	$—	$—	$370,632,775
	Short-Term Investments	4,930,275	—	—	4,930,275

	Total Investments in Securities	$375,563,050	$—	$—	$375,563,050

	Other Financial Instruments
	Short Futures Contracts — Unrealized Appreciation	$37,645	$—	$—	$37,645

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	8,628,607	$8,628,607	$37,733,169	$41,431,501	4,930,275	$4,930,275	$30,973

State Street Institutional Small-Cap Equity Fund

Schedule of Investments—December 31, 2017 (Unaudited)

Common Stock—94.2% †	Number of Shares	Fair Value
Aerospace & Defense—0.7%
Esterline Technologies Corp.	10,683	$798,020	(a)
Teledyne Technologies Inc.	49,720	9,006,778	(a)
		9,804,798

Agricultural & Farm Machinery—0.6%
AGCO Corp.	115,510	8,250,879	(l)

Agricultural Products—1.0%
Darling Ingredients Inc.	787,239	14,272,643	(a)

Air Freight & Logistics—0.1%
Hub Group Inc., Class A	24,865	1,191,034	(a)

Airlines—0.0% *
Hawaiian Holdings Inc.	15,300	609,705

Alternative Carriers—0.1%
Vonage Holdings Corp.	91,278	928,297	(a)

Aluminum—0.1%
Kaiser Aluminum Corp.	7,496	800,948

Apparel Retail—0.7%
American Eagle Outfitters Inc.	30,087	565,636
Burlington Stores Inc.	34,774	4,278,245	(a)
Francesca’s Holdings Corp.	46,800	342,108	(a)
The Buckle Inc.	143,681	3,412,424
The Children’s Place Inc.	8,700	1,264,545
		9,862,958

Apparel, Accessories & Luxury Goods—0.4%
G-III Apparel Group Ltd.	177,981	6,565,719	(a)

Application Software—3.9%
ACI Worldwide Inc.	368,692	8,358,248	(a)
Blackbaud Inc.	191,729	18,116,473
Guidewire Software Inc.	87,000	6,460,620	(a)
Paylocity Holding Corp.	60,104	2,834,505	(a)
PTC Inc.	51,064	3,103,159	(a)
RealPage Inc.	220,659	9,775,194	(a)
SS&C Technologies Holdings Inc.	188,445	7,628,253
Zix Corp.	194,000	849,720	(a)
		57,126,172

Asset Management & Custody Banks—0.7%
Cohen & Steers Inc.	29,342	1,387,583
Financial Engines Inc.	286,800	8,690,040
OM Asset Management PLC	57,116	956,693
		11,034,316

Auto Parts & Equipment—1.4%
American Axle & Manufacturing Holdings Inc.	44,073	750,563	(a)
Cooper-Standard Holdings Inc.	14,234	1,743,665	(a)
Gentherm Inc.	26,665	846,614	(a)
LCI Industries	22,986	2,988,180
Standard Motor Products Inc.	50,382	2,262,655
Stoneridge Inc.	73,601	1,682,519	(a)
Tenneco Inc.	164,789	9,646,748
Tower International Inc.	29,645	905,655
		20,826,599

Automobile Manufacturers—0.8%
Thor Industries Inc.	64,115	9,663,413
Winnebago Industries Inc.	47,364	2,633,438
		12,296,851

Automotive Retail—1.2%
America’s Car-Mart Inc.	26,841	1,198,451	(a)
Asbury Automotive Group Inc.	12,882	824,448	(a)
Group 1 Automotive Inc.	54,389	3,859,987
Murphy USA Inc.	140,419	11,284,071	(a)
		17,166,957

Biotechnology—0.7%
Eagle Pharmaceuticals Inc.	22,400	1,196,608	(a)
MiMedx Group Inc.	51,400	648,154	(a)
Repligen Corp.	223,041	8,091,927	(a)
		9,936,689

Brewers—0.4%
Craft Brew Alliance Inc.	38,761	744,211	(a)
The Boston Beer Company Inc., Class A	30,500	5,828,550	(a)
		6,572,761

Building Products—0.8%
American Woodmark Corp.	12,059	1,570,685	(a,l)
Apogee Enterprises Inc.	15,182	694,273
Builders FirstSource Inc.	121,251	2,642,059	(a)
Continental Building Products Inc.	22,758	640,638	(a)
Masonite International Corp.	7,116	527,651	(a)
NCI Building Systems Inc.	50,320	971,176	(a)
Patrick Industries Inc.	9,900	687,555	(a)
Ply Gem Holdings Inc.	47,479	878,361	(a)
Trex Company Inc.	13,467	1,459,688	(a)
Universal Forest Products Inc.	61,293	2,305,843
		12,377,929

Commercial Printing—0.2%
Brady Corp., Class A	64,000	2,425,600
Deluxe Corp.	12,604	968,492
LSC Communications Inc.	19,109	289,501
		3,683,593

Commodity Chemicals—0.3%
AdvanSix Inc.	35,170	1,479,602	(a,l)
Koppers Holdings Inc.	19,239	979,265	(a)
Trinseo S.A.	20,611	1,496,359
		3,955,226

Communications Equipment—0.3%
ADTRAN Inc.	51,094	988,669	(l)
Ciena Corp.	35,956	752,559	(a)
Extreme Networks Inc.	96,300	1,205,676	(a)
Lumentum Holdings Inc.	16,275	795,847	(a)
		3,742,751

Construction & Engineering—0.9%
Aegion Corp.	202,011	5,137,140	(a,l)
Argan Inc.	14,799	665,955
Dycom Industries Inc.	45,156	5,031,733	(a)
EMCOR Group Inc.	12,546	1,025,635
MasTec Inc.	22,986	1,125,165	(a)
		12,985,628

Construction Machinery & Heavy Trucks—2.0%
Alamo Group Inc.	16,729	1,888,202
Astec Industries Inc.	36,051	2,108,983
Federal Signal Corp.	523,491	10,516,934
The Greenbrier Companies Inc.	15,755	839,742
Trinity Industries Inc.	324,880	12,170,005
Wabash National Corp.	71,390	1,549,163
		29,073,029

Construction Materials—0.1%
Summit Materials Inc., Class A	39,991	1,257,322	(a)

Consumer Finance—0.1%
Enova International Inc.	85,992	1,307,078	(a)

Data Processing & Outsourced Services—2.1%
Broadridge Financial Solutions Inc.	105,212	9,530,103
Cardtronics PLC, Class A	15,000	277,800	(a)
Cass Information Systems Inc.	9,541	555,382
CoreLogic Inc.	150,193	6,940,418	(a)
EVERTEC Inc.	48,618	663,636
MAXIMUS Inc.	13,752	984,368
Travelport Worldwide Ltd.	62,256	813,686
WEX Inc.	76,000	10,733,480	(a)
		30,498,873

Distributors—0.6%
LKQ Corp.	236,014	9,598,689	(a)

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	57,389	4,146,355
Materion Corp.	9,931	482,647
		4,629,002

Diversified Real Estate Activities—0.0% *
The RMR Group Inc., Class A	11,700	693,810

Diversified REITs—0.1%
American Assets Trust Inc.	19,652	751,492
Gramercy Property Trust	45,842	1,222,148
		1,973,640

Diversified Support Services—1.8%
Healthcare Services Group Inc.	186,661	9,840,768
Ritchie Bros Auctioneers Inc.	499,872	14,961,169
UniFirst Corp.	7,420	1,223,558
Viad Corp.	19,039	1,054,760
		27,080,255

Education Services—0.5%
Grand Canyon Education Inc.	10,200	913,206	(a)
K12 Inc.	367,889	5,849,435	(a)
		6,762,641

Electric Utilities—0.9%
ALLETE Inc.	14,637	1,088,407
IDACORP Inc.	119,756	10,940,908
PNM Resources Inc.	27,444	1,110,110
Spark Energy Inc., Class A	45,400	562,960
		13,702,385

Electrical Components & Equipment—0.2%
Atkore International Group Inc.	32,155	689,725	(a)
EnerSys	13,756	957,830
Regal Beloit Corp.	17,043	1,305,494
		2,953,049

Electronic Components—0.7%
Belden Inc.	20,092	1,550,500
Littelfuse Inc.	42,125	8,333,167
Vishay Intertechnology Inc.	52,946	1,098,630
		10,982,297

Electronic Equipment & Instruments—0.8%
Control4 Corp.	63,613	1,893,123	(a)
National Instruments Corp.	51,852	2,158,598
VeriFone Systems Inc.	258,800	4,583,348	(a)
Zebra Technologies Corp., Class A	34,511	3,582,242	(a)
		12,217,311

Electronic Manufacturing Services—0.3%
Benchmark Electronics Inc.	14,230	414,093	(a)
KEMET Corp.	44,961	677,113	(a)
Methode Electronics Inc.	17,754	711,936
Plexus Corp.	26,157	1,588,253	(a)
TTM Technologies Inc.	69,417	1,087,764	(a)
		4,479,159

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	221,757	12,019,229	(a)

Food Distributors—0.8%
Performance Food Group Co.	181,701	6,014,303	(a)
SpartanNash Co.	231,342	6,172,205
		12,186,508

Food Retail—0.1%
Casey’s General Stores Inc.	8,471	948,244
Sprouts Farmers Market Inc.	47,000	1,144,450	(a)
		2,092,694

Footwear—1.5%
Deckers Outdoor Corp.	79,884	6,410,691	(a)
Skechers U.S.A. Inc., Class A	40,116	1,517,989	(a)
Wolverine World Wide Inc.	449,353	14,325,374
		22,254,054

Forest Products—0.1%
Boise Cascade Co.	32,009	1,277,159
Louisiana-Pacific Corp.	35,467	931,364	(a)
		2,208,523

Gas Utilities—0.1%
South Jersey Industries Inc.	26,055	813,698

General Merchandise Stores—0.1%
Big Lots Inc.	17,533	984,478

Health Care REITs—0.0% *
CareTrust REIT Inc.	33,950	569,002

Healthcare Distributors—0.0% *
Owens & Minor Inc.	7,895	149,058

Healthcare Equipment—4.8%
Cantel Medical Corp.	31,500	3,240,405
Cardiovascular Systems Inc.	254,000	6,017,260	(a)
CONMED Corp.	166,000	8,461,020
Hill-Rom Holdings Inc.	141,828	11,954,682
Insulet Corp.	120,000	8,280,000	(a)
Integra LifeSciences Holdings Corp.	268,100	12,831,266	(a)
LivaNova PLC	10,741	858,421	(a)
Masimo Corp.	33,600	2,849,280	(a)
Natus Medical Inc.	11,689	446,520	(a)
NuVasive Inc.	175,500	10,264,995	(a)
Orthofix International N.V.	15,951	872,519	(a)
Penumbra Inc.	44,500	4,187,450	(a)
		70,263,818

Healthcare Facilities—0.4%
Acadia Healthcare Company Inc.	105,018	3,426,737	(a,l)
Encompass Health Corp.	15,162	749,154
Select Medical Holdings Corp.	59,090	1,042,939	(a)
		5,218,830

Healthcare Services—1.3%
Addus HomeCare Corp.	13,400	466,320	(a)
Amedisys Inc.	18,800	990,948	(a)
AMN Healthcare Services Inc.	24,693	1,216,130	(a)
BioTelemetry Inc.	100,446	3,003,335	(a)
Diplomat Pharmacy Inc.	120,707	2,422,590	(a)
LHC Group Inc.	13,200	808,500	(a)
MEDNAX Inc.	163,967	8,762,397	(a)
RadNet Inc.	87,000	878,700	(a)
		18,548,920

Healthcare Supplies—0.9%
Endologix Inc.	376,902	2,016,426	(a)
ICU Medical Inc.	38,000	8,208,000	(a)
Lantheus Holdings Inc.	60,200	1,231,090	(a)
Merit Medical Systems Inc.	27,817	1,201,694	(a)
		12,657,210

Healthcare Technology—1.7%
HMS Holdings Corp.	383,837	6,506,037	(a)
Medidata Solutions Inc.	118,100	7,483,997	(a)
Omnicell Inc.	178,747	8,669,230	(a)
Teladoc Inc.	92,300	3,216,655	(a)
		25,875,919

Home Building—0.4%
Installed Building Products Inc.	12,112	919,906	(a)
LGI Homes Inc.	19,245	1,443,952	(a)
Taylor Morrison Home Corp., Class A	38,493	941,924	(a)
TopBuild Corp.	41,789	3,165,099	(a)
		6,470,881

Home Furnishing Retail—0.5%
Aaron’s Inc.	146,357	5,832,327	(b)
RH	12,059	1,039,606	(a)
Sleep Number Corp.	29,300	1,101,387	(a)
		7,973,320

Home Furnishings—0.1%
Tempur Sealy International Inc.	17,416	1,091,809	(a)

Hotel & Resort REITs—0.5%
Ashford Hospitality Trust Inc.	66,985	450,809
Chatham Lodging Trust	33,984	773,476
LaSalle Hotel Properties	22,870	641,961
RLJ Lodging Trust	221,481	4,865,937
		6,732,183

Hotels, Resorts & Cruise Lines—0.5%
Extended Stay America Inc.	232,787	4,422,953
ILG Inc.	124,797	3,554,219
		7,977,172

Household Appliances—0.6%
Helen of Troy Ltd.	89,968	8,668,417	(a)

Household Products—0.0% *
Energizer Holdings Inc.	7,556	362,537

Housewares & Specialties—0.0% *
Tupperware Brands Corp.	9,453	592,703

Human Resource & Employment Services—0.3%
Insperity Inc.	27,304	1,565,885
Kforce Inc.	33,400	843,350
TriNet Group Inc.	26,930	1,194,076	(a)
TrueBlue Inc.	30,114	828,135	(a)
		4,431,446

Industrial Machinery—7.5%
Actuant Corp., Class A	642,021	16,243,131	(l)
Altra Industrial Motion Corp.	31,701	1,597,730	(l)
Barnes Group Inc.	122,210	7,732,227
Crane Co.	56,341	5,026,744
Franklin Electric Company Inc.	25,310	1,161,729
John Bean Technologies Corp.	48,000	5,318,400
Kennametal Inc.	25,073	1,213,784
LB Foster Co., Class A	29,830	809,884	(a)
Lydall Inc.	152,300	7,729,225	(a)
Mueller Industries Inc.	165,990	5,881,026
Nordson Corp.	34,244	5,013,322
Standex International Corp.	77,500	7,893,375
The Gorman-Rupp Co.	28,700	895,727
The Timken Co.	210,844	10,362,983
TriMas Corp.	240,000	6,420,000	(a)
Watts Water Technologies Inc., Class A	67,571	5,132,017
Welbilt Inc.	480,000	11,284,800	(a)
Woodward Inc.	150,322	11,505,646
		111,221,750

Industrial REITs—0.2%
Rexford Industrial Realty Inc.	50,552	1,474,096
STAG Industrial Inc.	51,230	1,400,116
		2,874,212

Internet & Direct Marketing Retail—0.1%
Nutrisystem Inc.	16,800	883,680

Internet Software & Services—3.1%
AutoWeb Inc.	60,500	545,105	(a)
Care.com Inc.	51,430	927,797	(a)
Cornerstone OnDemand Inc.	196,994	6,959,798	(a)
LogMeIn Inc.	95,800	10,969,100
New Relic Inc.	179,700	10,381,269	(a)
NIC Inc.	367,321	6,097,529
Okta Inc.	180,900	4,632,849	(a)
Q2 Holdings Inc.	75,500	2,782,175	(a)
Stamps.com Inc.	4,700	883,600	(a)
The Meet Group Inc.	83,600	235,752	(a)
Web.com Group Inc.	44,900	978,820	(a)
		45,393,794

Investment Banking & Brokerage—1.3%
Evercore Inc., Class A	9,906	891,540
Greenhill & Company Inc.	63,720	1,242,540
Houlihan Lokey Inc.	35,182	1,598,318
Moelis & Co., Class A	23,355	1,132,718

Piper Jaffray Cos.	23,684	2,042,745
Raymond James Financial Inc.	113,487	10,134,389
Stifel Financial Corp.	28,130	1,675,423
		18,717,673

IT Consulting & Other Services—0.2%
Perficient Inc.	40,489	772,125	(a)
Science Applications International Corp.	10,765	824,276
The Hackett Group Inc.	46,800	735,228
		2,331,629

Leisure Products—1.0%
Brunswick Corp.	21,903	1,209,484
Malibu Boats Inc., Class A	24,800	737,304	(a)
MCBC Holdings Inc.	45,800	1,017,676	(a)
Polaris Industries Inc.	89,870	11,142,981
		14,107,445

Life Sciences Tools & Services—1.8%
Bruker Corp.	156,239	5,362,122
Cambrex Corp.	27,667	1,328,016	(a)
Charles River Laboratories International Inc.	11,410	1,248,825	(a)
ICON PLC	78,023	8,750,279	(a)
INC Research Holdings Inc., Class A	210,923	9,196,243	(a)
PRA Health Sciences Inc.	15,600	1,420,692	(a)
		27,306,177

Managed Healthcare—0.9%
Centene Corp.	86,013	8,676,992	(a)
Magellan Health Inc.	20,129	1,943,455	(a)
Molina Healthcare Inc.	33,315	2,554,594	(a)
		13,175,041

Marine—0.1%
Kirby Corp.	16,370	1,093,516	(a)

Multi-Line Insurance—0.3%
Horace Mann Educators Corp.	91,070	4,016,187	(l)
National General Holdings Corp.	37,300	732,572
		4,748,759

Multi-Utilities—0.1%
Black Hills Corp.	25,763	1,548,614

Office REITs—0.7%
Brandywine Realty Trust	80,504	1,464,368
Corporate Office Properties Trust	22,362	652,970
Cousins Properties Inc.	908,073	8,399,675
		10,517,013

Office Services & Supplies—0.5%
Herman Miller Inc.	26,800	1,073,340
HNI Corp.	19,347	746,214
Knoll Inc.	32,085	739,238
MSA Safety Inc.	47,500	3,682,200
Steelcase Inc., Class A	50,044	760,669
		7,001,661

Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	108,694	742,380

Oil & Gas Equipment & Services—1.0%
C&J Energy Services Inc.	40,794	1,365,375	(a)
Dril-Quip Inc.	47,058	2,244,667	(a)
Forum Energy Technologies Inc.	188,284	2,927,816	(a)
Natural Gas Services Group Inc.	31,070	814,034	(a)
Oil States International Inc.	244,755	6,926,566	(a)
		14,278,458

Oil & Gas Exploration & Production—1.6%
Callon Petroleum Co.	147,692	1,794,458	(a)
Carrizo Oil & Gas Inc.	158,848	3,380,285	(a)
Newfield Exploration Co.	346,322	10,919,533	(a)
PDC Energy Inc.	16,386	844,534	(a)
Ring Energy Inc.	91,820	1,276,298	(a)
SM Energy Co.	274,972	6,071,382
		24,286,490

Oil & Gas Refining & Marketing—0.1%
Par Pacific Holdings Inc.	61,000	1,176,080	(a)

Packaged Foods & Meats—3.2%
Amplify Snack Brands Inc.	236,000	2,834,360	(a)
B&G Foods Inc.	268,500	9,437,775
Cal-Maine Foods Inc.	24,361	1,082,846	(a)
J&J Snack Foods Corp.	17,500	2,657,025
Sanderson Farms Inc.	54,673	7,587,519
Snyder’s-Lance Inc.	268,500	13,446,480
The Simply Good Foods Co.	124,000	1,768,240	(a)
TreeHouse Foods Inc.	163,500	8,086,710	(a)
		46,900,955

Paper Packaging—0.2%
Packaging Corporation of America	29,473	3,552,970

Paper Products—0.1%
Neenah Paper Inc.	18,025	1,633,966

Personal Products—0.5%
elf Beauty Inc.	307,000	6,849,170	(a)
USANA Health Sciences Inc.	11,958	885,490	(a)
		7,734,660

Pharmaceuticals—2.0%
ANI Pharmaceuticals Inc.	22,700	1,463,015	(a)
Catalent Inc.	179,883	7,389,594	(a)
Corcept Therapeutics Inc.	90,837	1,640,516	(a)
Depomed Inc.	33,300	268,065	(a)
Horizon Pharma PLC	61,500	897,900	(a)
Innoviva Inc.	56,900	807,411	(a)
Phibro Animal Health Corp., Class A	26,500	887,750
Prestige Brands Holdings Inc.	205,238	9,114,619	(a)
Sucampo Pharmaceuticals Inc., Class A	61,400	1,102,130	(a)
Supernus Pharmaceuticals Inc.	138,000	5,499,300	(a)
		29,070,300

Property & Casualty Insurance—1.9%
AMERISAFE Inc.	85,712	5,279,859
Argo Group International Holdings Ltd.	160,995	9,925,342
Atlas Financial Holdings Inc.	19,200	394,560	(a)
RLI Corp.	69,383	4,208,773
The Navigators Group Inc.	163,500	7,962,450
Universal Insurance Holdings Inc.	13,835	378,387
		28,149,371

Publishing—1.4%
John Wiley & Sons Inc., Class A	325,866	21,425,690

Railroads—0.6%
Genesee & Wyoming Inc., Class A	111,008	8,739,660	(a)

Regional Banks—8.8%
1st Source Corp.	18,805	929,907
BankUnited Inc.	10,707	435,989
Banner Corp.	12,265	676,047
Bryn Mawr Bank Corp.	100,500	4,442,100
Camden National Corp.	21,651	912,157
Chemical Financial Corp.	28,461	1,521,810
Columbia Banking System Inc.	23,209	1,008,199
Community Bank System Inc.	86,500	4,649,375
Cullen/Frost Bankers Inc.	59,947	5,673,983
CVB Financial Corp.	267,000	6,290,520
Enterprise Financial Services Corp.	25,378	1,145,817
Equity Bancshares Inc., Class A	17,457	618,152	(a)
FCB Financial Holdings Inc., Class A	14,535	738,378	(a)
First Financial Bankshares Inc.	85,500	3,851,775
First Interstate BancSystem Inc., Class A	18,852	755,023
Fulton Financial Corp.	382,866	6,853,301
German American Bancorp Inc.	100,000	3,533,000
Great Southern Bancorp Inc.	15,294	789,935
Home BancShares Inc.	65,229	1,516,574
Hope Bancorp Inc.	28,520	520,490
IBERIABANK Corp.	103,422	8,015,205
Independent Bank Corp.	73,000	5,099,050

Lakeland Financial Corp.	12,367	599,676
LegacyTexas Financial Group Inc.	47,299	1,996,491
Pinnacle Financial Partners Inc.	22,057	1,462,379
Prosperity Bancshares Inc.	160,669	11,258,077
Renasant Corp.	251,696	10,291,849
Simmons First National Corp., Class A	20,705	1,182,255
South State Corp.	7,217	628,962
Stock Yards Bancorp Inc.	98,000	3,694,600
SVB Financial Group	14,657	3,426,367	(a)
Texas Capital Bancshares Inc.	16,522	1,468,806	(a)
UMB Financial Corp.	119,500	8,594,440
Umpqua Holdings Corp.	76,641	1,594,133
Union Bankshares Corp.	32,857	1,188,438
United Community Banks Inc.	26,360	741,770
Washington Trust Bancorp Inc.	95,000	5,058,750
Westamerica Bancorporation	101,307	6,032,832
Western Alliance Bancorp	156,734	8,874,279	(a)
Wintrust Financial Corp.	22,732	1,872,435
		129,943,326

Reinsurance—0.0% *
Maiden Holdings Ltd.	62,953	415,490

Research & Consulting Services—0.3%
Huron Consulting Group Inc.	7,300	295,285	(a)
Resources Connection Inc.	296,366	4,578,855
		4,874,140

Residential REITs—0.5%
Education Realty Trust Inc.	226,670	7,915,316

Restaurants—1.5%
BJ’s Restaurants Inc.	20,100	731,640
Brinker International Inc.	22,235	863,607
Buffalo Wild Wings Inc.	29,800	4,659,230	(a)
Cracker Barrel Old Country Store Inc.	20,437	3,247,235
Dave & Buster’s Entertainment Inc.	13,100	722,727	(a)
El Pollo Loco Holdings Inc.	158,500	1,569,150	(a)
Red Robin Gourmet Burgers Inc.	10,601	597,896	(a)
Ruth’s Hospitality Group Inc.	63,915	1,383,760
Texas Roadhouse Inc.	93,842	4,943,597
The Cheesecake Factory Inc.	56,888	2,740,864
		21,459,706

Retail REITs—0.0% *
Retail Opportunity Investments Corp.	36,152	721,232

Security & Alarm Services—0.8%
The Brink’s Co.	142,669	11,228,050

Semiconductor Equipment—0.7%
Advanced Energy Industries Inc.	18,300	1,234,884	(a,l)
Amkor Technology Inc.	83,600	840,180	(a)
Brooks Automation Inc.	38,829	926,071
FormFactor Inc.	55,100	862,315	(a)
Ichor Holdings Ltd.	22,400	551,040	(a)
MKS Instruments Inc.	14,200	1,341,900
Rudolph Technologies Inc.	118,042	2,821,204	(a)
Ultra Clean Holdings Inc.	40,400	932,836	(a)
Versum Materials Inc.	18,095	684,896
		10,195,326

Semiconductors—0.7%
Cirrus Logic Inc.	13,900	720,854	(a)
Microsemi Corp.	129,122	6,669,151	(a)
Semtech Corp.	75,039	2,566,334	(a)
SMART Global Holdings Inc.	30,800	1,037,960	(a)
		10,994,299

Specialized REITs—0.4%
CoreSite Realty Corp.	35,878	4,086,504
Potlatch Corp.	30,934	1,543,607
		5,630,111

Specialty Chemicals—3.4%
Ferro Corp.	49,773	1,174,145	(a)
HB Fuller Co.	223,802	12,056,214

Ingevity Corp.	53,442	3,766,058	(a)
Innospec Inc.	88,000	6,212,800
KMG Chemicals Inc.	28,809	1,903,699
Minerals Technologies Inc.	7,114	489,799
PolyOne Corp.	200,327	8,714,224
Quaker Chemical Corp.	56,410	8,506,064
Sensient Technologies Corp.	95,440	6,981,436
		49,804,439

Specialty Stores—0.1%
Hibbett Sports Inc.	88,000	1,795,200	(a)

Steel—0.4%
Carpenter Technology Corp.	29,805	1,519,757
Commercial Metals Co.	183,233	3,906,528
Worthington Industries Inc.	20,371	897,546
		6,323,831

Systems Software—1.7%
CommVault Systems Inc.	167,500	8,793,750	(a)
Progress Software Corp.	25,500	1,085,535
Qualys Inc.	206,800	12,273,580	(a)
Talend S.A. ADR	63,000	2,361,240	(a)
		24,514,105

Technology Distributors—0.3%
ePlus Inc.	10,700	804,640	(a)
SYNNEX Corp.	9,102	1,237,417
Tech Data Corp.	22,370	2,191,589	(a)
		4,233,646

Technology Hardware, Storage & Peripherals—0.8%
Diebold Nixdorf Inc.	514,500	8,412,075
Pure Storage Inc., Class A	173,000	2,743,780	(a)
		11,155,855

Thrifts & Mortgage Finance—0.3%
Dime Community Bancshares Inc.	33,857	709,304
Essent Group Ltd.	26,767	1,162,223	(a)
HomeStreet Inc.	41,814	1,210,516	(a)
Washington Federal Inc.	23,209	794,908
		3,876,951

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	31,341	1,107,904

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	146,433	9,972,087
BMC Stock Holdings Inc.	41,100	1,039,830	(a)
GMS Inc.	24,961	939,532	(a)
		11,951,449

Trucking—0.8%
Marten Transport Ltd.	18,093	367,288
Old Dominion Freight Line Inc.	73,252	9,636,301
Saia Inc.	30,663	2,169,407	(a)
		12,172,996

Water Utilities—0.0% *
SJW Group	10,232	653,109

Total Common Stock
(Cost $1,011,133,898)		1,390,921,827

Short-Term Investments—6.2%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
1.25%
(Cost $91,431,996)	91,431,996	91,431,996	(d,e)

Total Investments
(Cost $1,102,565,894)		1,482,353,823

Liabilities in Excess of Other Assets, net—(0.4)%		(5,172,229)

NET ASSETS—100.0%		$1,477,181,594

Other Information:

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
CME E-mini Russell 2000 Index Futures	March 2018	213	16,230,727	$16,363,725	$132,998

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$1,390,921,827	$—	$—	$1,390,921,827
	Short-Term Investments	91,431,996	—	—	91,431,996

	Total Investments in Securities	$1,482,353,823	$—	$—	$1,482,353,823

	Other Financial Instruments
	Long Futures Contracts — Unrealized Appreciation	$132,998	$—	$—	$132,998

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	78,324,730	$78,324,730	$328,426,169	$315,318,903	91,431,996	$91,431,996	$255,659

State Street Institutional International Equity Fund

Schedule of Investments—December 31, 2017 (Unaudited)

Common Stock—98.3% †	Number of Shares	Fair Value
Australia—0.7%
Suncorp Group Ltd.	810,078	$8,781,732

Belgium—2.1%
Anheuser-Busch InBev S.A.	235,313	26,315,176

Canada—1.4%
Brookfield Asset Management Inc., Class A	150,409	6,568,802
Cenovus Energy Inc.	498,291	4,565,530
Seven Generations Energy Ltd., Class A	431,439	6,122,340	(a)
		17,256,672

China—2.2%
NetEase Inc. ADR	40,745	14,059,877
New Oriental Education & Technology Group Inc. ADR	138,022	12,974,068
		27,033,945

France — 11.7%
Airbus SE	177,126	17,653,514
AXA S.A.	629,649	18,701,705
BNP Paribas S.A.	395,863	29,590,685
Sanofi	97,194	8,385,655
Schneider Electric SE	302,943	25,777,027	(a)
Valeo S.A.	315,753	23,610,061
Vivendi S.A.	836,002	22,506,796
		146,225,443

Germany—11.8%
Bayer AG	223,845	27,954,485
Fresenius SE & Company KGaA	148,491	11,602,503
HeidelbergCement AG	173,833	18,838,668
Infineon Technologies AG	726,665	19,925,353
KION Group AG	191,571	16,558,171
SAP SE	186,557	20,934,453
Wacker Chemie AG	94,511	18,407,888
Zalando SE	263,817	13,975,257	(a)
		148,196,778

Hong Kong—2.2%
AIA Group Ltd.	3,237,402	27,601,965

India—2.5%
ICICI Bank Ltd.	3,396,915	16,711,156
Power Grid Corporation of India Ltd.	4,635,223	14,549,637
		31,260,793

Ireland—1.6%
Kerry Group PLC, Class A	179,208	20,120,546

Italy—1.9%
Intesa Sanpaolo S.p.A.	7,134,703	23,731,568

Japan—26.8%
Daikin Industries Ltd.	241,100	28,540,333
FANUC Corp.	105,049	25,234,141
Kao Corp.	325,700	22,028,480
Keyence Corp.	34,400	19,274,993
Komatsu Ltd.	817,000	29,575,908
Mitsubishi Estate Company Ltd.	737,924	12,839,157
Mitsubishi UFJ Financial Group Inc.	4,283,700	31,425,208
Mitsui Fudosan Company Ltd.	768,925	17,235,114
Murata Manufacturing Company Ltd.	168,079	22,559,738
Nidec Corp.	209,974	29,469,054
Secom Company Ltd.	224,800	16,976,242
Sekisui House Ltd.	1,090,800	19,709,928
Shimano Inc.	105,800	14,886,196
SoftBank Group Corp.	213,901	16,937,390
Subaru Corp.	563,400	17,919,771
Tokio Marine Holdings Inc.	239,646	10,936,707
		335,548,360

Netherlands—5.9%
ASML Holding N.V.	169,044	29,463,719
ING Groep N.V.	1,443,807	26,569,316
NXP Semiconductors N.V.	154,815	18,127,288	(a)
		74,160,323

Norway—1.8%
Statoil ASA	1,082,085	23,178,039

Portugal—1.3%
Galp Energia SGPS S.A.	922,141	16,969,481

South Africa—0.9%
Naspers Ltd., Class N	39,006	10,873,159	(l)

South Korea—0.4%
Samsung Electronics Company Ltd.	2,061	4,905,355

Spain—1.1%
Banco Bilbao Vizcaya Argentaria S.A.	1,634,558	13,959,274

Sweden—3.1%
Assa Abloy AB, Class B	1,061,775	22,097,888
Hexagon AB, Class B	328,479	16,485,133
		38,583,021

Switzerland—7.2%
Givaudan S.A.	7,671	17,727,134
Nestle S.A.	482,707	41,509,334
Roche Holding AG	124,599	31,517,346
		90,753,814

Taiwan—1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	2,081,548	16,053,069

United Kingdom—10.4%
BHP Billiton PLC	1,376,864	28,357,362
Prudential PLC	967,121	24,929,137
Shire PLC	450,982	23,792,567
Smith & Nephew PLC	929,701	16,198,568
Vodafone Group PLC	8,980,034	28,547,187
WPP PLC	491,349	8,913,255
		130,738,076

Total Common Stock
(Cost $969,429,875)		1,232,246,589

Short-Term Investments—1.9%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
1.25%
(Cost $23,761,310)	23,761,310	23,761,310	(d,e)

Total Investments
(Cost $993,191,185)		1,256,007,899

Liabilities in Excess of Other Assets, net—(0.2)%		(2,302,494)

NET ASSETS—100.0%		$1,253,705,405

Other Information:

The Fund had the following short futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	March 2018	85	(8,600,985)	$(8,693,375)	$(92,390)

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$1,232,246,589	$—	$—	$1,232,246,589
	Short-Term Investments	23,761,310	—	—	23,761,310

	Total Investments in Securities	$1,256,007,899	$—	$—	$1,256,007,899

	Other Financial Instruments
	Short Futures Contracts — Unrealized Depreciation	$(92,390)	$—	$—	$(92,390)

The Fund was invested in the following sectors at December 31, 2017 (Unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.30%
Pharmaceuticals	5.40%
Packaged Foods & Meats	4.91%
Electrical Components & Equipment	4.40%
Semiconductors	4.31%
Life & Health Insurance	4.18%
Building Products	4.03%
Construction Machinery & Heavy Trucks	3.67%
Wireless Telecommunication Services	3.62%
Integrated Oil & Gas	3.56%
Specialty Chemicals	2.88%
Electronic Equipment & Instruments	2.85%
Diversified Real Estate Activities	2.39%
Semiconductor Equipment	2.35%
Diversified Metals & Mining	2.26%
Brewers	2.09%
Industrial Machinery	2.01%
Biotechnology	1.89%
Auto Parts & Equipment	1.88%
Electronic Components	1.80%
Movies & Entertainment	1.79%
Personal Products	1.75%
Application Software	1.67%
Property & Casualty Insurance	1.57%
Home Building	1.57%
Construction Materials	1.50%
Multi-Line Insurance	1.49%
Automobile Manufacturers	1.43%
Aerospace & Defense	1.41%
Security & Alarm Services	1.35%
Healthcare Equipment	1.29%
Leisure Products	1.19%
Electric Utilities	1.16%
Internet Software & Services	1.12%
Internet & Direct Marketing Retail	1.11%
Education Services	1.03%
Healthcare Services	0.92%
Cable & Satellite	0.87%
Advertising	0.71%
Asset Management & Custody Banks	0.52%
Oil & Gas Exploration & Production	0.49%
Technology Hardware, Storage & Peripherals	0.39%

98.11%

Short-Term Investments
Short-Term Investments	1.89%

1.89%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	61,540,289	$61,540,289	$135,346,436	$173,125,415	23,761,310	$23,761,310	$111,530

State Street Institutional Income Fund

Schedule of Investments—December 31, 2017 (Unaudited)

Bonds and Notes – 98.9% †		Principal Amount	Fair Value
U.S. Treasuries—43.2%
U.S. Treasury Bonds
2.75%	08/15/47	$5,171,700	$5,178,940
3.75%	11/15/43	578,000	688,756
4.50%	02/15/36	3,057,400	3,937,473
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	13,948,100	13,875,829	(l)
1.25%	12/31/18	1,889,800	1,879,463	(l)
1.25%	08/31/19	5,190,000	5,137,425
1.38%	12/15/19	10,376,200	10,274,513	(l)
1.50%	08/15/20	5,627,000	5,565,328
1.63%	10/15/20 - 08/31/22	7,538,000	7,407,477
1.75%	09/30/22	8,370,200	8,202,796
1.88%	10/31/22 - 08/31/24	4,753,000	4,645,642
2.00%	02/15/25	7,091,800	6,932,660
2.13%	05/15/25	8,008,000	7,886,038
2.25%	02/15/27	1,984,400	1,958,801	(l)
2.25%	08/15/27	6,032,000	5,948,035
2.38%	05/15/27	1,954,000	1,948,646	(l)
			91,467,822

Agency Mortgage Backed—10.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	10,273	10,968	(l)
5.00%	07/01/35 - 06/01/41	859,703	932,562	(l)
5.50%	05/01/20 - 04/01/39	43,258	46,941	(l)
5.50%	01/01/38	210,887	232,599
6.00%	07/01/19 - 06/01/37	147,680	164,569
6.00%	05/01/20 - 11/01/37	274,455	305,962	(l)
6.50%	08/01/29 - 10/01/33	1,564	1,732	(l)
7.00%	06/01/29 - 08/01/36	61,848	67,514	(l)
7.50%	01/01/30 - 09/01/33	1,946	2,022	(l)
8.00%	11/01/30	12,662	13,990	(l)
8.50%	04/01/30	17,770	20,836	(l)
9.50%	04/01/21	16	16	(l)
Federal National Mortgage Assoc.
3.50%	11/01/42 - 08/01/45	2,554,076	2,635,940	(l)
4.00%	05/01/19 - 12/01/41	2,085,436	2,195,460	(l)
4.50%	05/01/18 - 01/01/41	3,772,065	4,042,566	(l)
5.00%	07/01/20 - 06/01/41	1,398,794	1,516,174	(l)
5.50%	06/01/20 - 04/01/38	1,157,715	1,274,222	(l)
6.00%	05/01/19 - 08/01/35	796,194	883,386	(l)
6.50%	01/01/19 - 08/01/36	73,026	81,063	(l)
7.00%	10/01/32 - 02/01/34	8,962	9,450	(l)
7.50%	12/01/23 - 12/01/33	46,039	50,105	(l)
8.00%	07/01/25 - 10/01/31	10,865	11,777	(l)
9.00%	12/01/22	774	818	(l)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	6,006	6,015	(h,l)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,387	2,452	(h,l)
Federal National Mortgage Assoc. TBA
3.00%	TBA	1,755,725	1,788,311	(c)
3.50%	TBA	2,395,389	2,471,850	(c)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	2,237,266	2,360,049	(l)
4.50%	08/15/33 - 05/20/40	416,435	443,713	(l)
5.00%	08/15/33	31,532	34,105	(l)
6.00%	04/15/27 - 09/15/36	200,384	227,558	(l)
6.50%	04/15/19 - 09/15/36	85,156	94,379	(l)
7.00%	10/15/27 - 10/15/36	42,212	45,675	(l)
7.50%	01/15/23 - 11/15/31	4,118	4,267	(l)
8.00%	05/15/30 - 09/15/30	396	428	(l)
9.00%	12/15/21	418	447	(l)
5.50%	TBA	255,000	279,293	(c)
			22,259,214

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	767,224	1,608	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	524,232	38,129	(g)
5.50%	06/15/33	31,826	6,346	(g)
7.50%	07/15/27	3,616	550	(g)
Federal Home Loan Mortgage Corp. REMIC 6.60%—1 month USD LIBOR
5.12%	08/15/25	200,140	15,024	(g,h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	796	734	(c,f)
8.00%	02/01/23 - 07/01/24	2,678	423	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	95	93	(c,f)
1.19%	12/25/42	147,231	5,963	(g,h)
5.00%	02/25/40 - 09/25/40	225,764	26,306	(g)
8.00%	05/25/22	3	37	(g)
Federal National Mortgage Assoc. REMIC 6.00%—1 month USD LIBOR
4.45%	07/25/38 - 12/25/41	538,745	91,034	(g,h)
Federal National Mortgage Assoc. REMIC 6.60%—1 month USD LIBOR
5.05%	10/25/43	870,624	183,314	(g,h)
Federal National Mortgage Assoc. REMIC 7.50%—1 month USD LIBOR
5.95%	05/25/18	93	—	(g,h,**)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	14,902	12,786	(c,f)
4.50%	08/25/35 - 01/25/36	104,981	19,201	(g)
5.00%	03/25/38 - 05/25/38	57,537	10,941	(g)
5.50%	12/25/33	14,569	3,207	(g)
6.00%	01/25/35	62,001	12,258	(g)
7.50%	11/25/23	12,163	1,789	(g)
8.00%	08/25/23 - 07/25/24	5,215	982	(g)
8.50%	07/25/22	103	11	(g)
8.50%	07/25/22	2	—	(g,**)
9.00%	05/25/22	91	9	(g)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	198,200	12,931	(g)
5.00%	01/20/38 - 09/20/38	67,521	2,195	(g)
Government National Mortgage Assoc. REMIC 6.80%—1 month USD LIBOR
5.31%	01/16/40	291,215	48,184	(g,h)
			494,055

Asset Backed—2.7%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	1,198,658	1,192,176
BA Credit Card Trust 2017-A2
1.84%	01/17/23	1,260,000	1,246,927
Chase Funding Trust 2004-1
3.99%	11/25/33	210,690	217,896	(i)
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	763,000	763,761
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,668,000	1,656,587
Citibank Credit Card Issuance Trust 2017-A8
1.86%	08/08/22	529,000	523,897
			5,601,244

Corporate Notes—36.5%
21st Century Fox America Inc.
3.38%	11/15/26	39,000	39,803
4.75%	11/15/46	27,000	31,164
6.65%	11/15/37	142,000	195,506
Abbott Laboratories
2.90%	11/30/21	322,000	325,329	(l)
3.75%	11/30/26	220,000	225,894	(l)
4.90%	11/30/46	77,000	88,458	(l)
AbbVie Inc.
2.00%	11/06/18	210,000	209,918	(l)
3.20%	05/14/26	156,000	155,610	(l)
4.45%	05/14/46	78,000	84,661	(l)
4.70%	05/14/45	56,000	62,806	(l)
Acadia Healthcare Company Inc.
6.50%	03/01/24	167,000	174,515

AES Corp.
4.88%	05/15/23	306,000	312,502
Aetna Inc.
3.50%	11/15/24	202,000	205,452	(l)
Aflac Inc.
4.00%	10/15/46	85,000	88,916	(l)
Agrium Inc.
4.90%	06/01/43	60,000	66,926	(l)
Alibaba Group Holding Ltd.
2.80%	06/06/23	200,000	199,566
3.40%	12/06/27	200,000	199,874
4.00%	12/06/37	200,000	206,686
4.20%	12/06/47	200,000	208,078
4.40%	12/06/57	200,000	208,792
Alimentation Couche-Tard Inc.
2.70%	07/26/22	88,000	87,138	(b)
3.55%	07/26/27	88,000	87,836	(b)
4.50%	07/26/47	51,000	53,387	(b)
Allergan Funding SCS
3.00%	03/12/20	143,000	144,284	(l)
3.45%	03/15/22	139,000	141,185	(l)
3.80%	03/15/25	88,000	89,562	(l)
4.55%	03/15/35	52,000	54,731
4.75%	03/15/45	46,000	49,054	(l)
Altria Group Inc.
2.95%	05/02/23	139,000	139,986	(l)
3.88%	09/16/46	4,000	3,979	(l)
4.50%	05/02/43	68,000	73,919	(l)
Amazon.com Inc.
2.80%	08/22/24	98,000	97,724	(b)
3.15%	08/22/27	49,000	49,210	(b)
3.88%	08/22/37	81,000	85,981	(b)
4.05%	08/22/47	67,000	71,934	(b)
4.25%	08/22/57	113,000	123,638	(b)
AMC Networks Inc.
4.75%	08/01/25	10,000	9,900
American Axle & Manufacturing Inc.
6.25%	04/01/25	168,000	176,820	(b)
6.50%	04/01/27	84,000	88,620	(b)
6.63%	10/15/22	56,000	58,065	(l)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	138,671
4.13%	07/01/24	98,000	101,966	(l)
American Electric Power Company Inc.
2.95%	12/15/22	308,000	312,306	(l)
American Express Co.
3.00%	10/30/24	96,000	95,702
American International Group Inc.
4.50%	07/16/44	135,000	146,142	(l)
4.80%	07/10/45	47,000	52,843	(l)
American Tower Corp. (REIT)
3.38%	10/15/26	82,000	80,576	(l)
3.40%	02/15/19	388,000	392,299	(l)
American Water Capital Corp.
2.95%	09/01/27	160,000	158,371
Amgen Inc.
2.20%	05/22/19	188,000	188,030	(l)
2.65%	05/11/22	181,000	180,426	(l)
3.20%	11/02/27	271,000	270,856
4.56%	06/15/48	72,000	80,479	(l)
Amkor Technology Inc.
6.63%	06/01/21	219,000	221,327	(l)
Anadarko Petroleum Corp.
4.85%	03/15/21	17,000	17,964	(l)
6.20%	03/15/40	100,000	120,734	(l)
6.60%	03/15/46	18,000	23,063	(l)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	152,000	153,412
5.20%	12/01/47	46,000	47,773
5.25%	01/15/25	494,000	519,626

Anheuser-Busch InBev Finance Inc.
3.65%	02/01/26	180,000	185,724	(l)
4.70%	02/01/36	77,000	86,320	(l)
4.90%	02/01/46	146,000	169,195	(l)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	123,000	122,078	(l)
Anthem Inc.
3.30%	01/15/23	164,000	166,422
Apache Corp.
5.10%	09/01/40	86,000	92,367	(l)
Apple Inc.
2.50%	02/09/22	109,000	109,130	(l)
2.85%	05/11/24	181,000	181,655	(l)
3.35%	02/09/27	95,000	97,222	(l)
3.45%	02/09/45	77,000	75,206	(l)
3.85%	08/04/46	151,000	157,197	(l)
4.25%	02/09/47	42,000	46,611	(l)
Applied Materials Inc.
3.30%	04/01/27	69,000	70,103	(l)
4.35%	04/01/47	53,000	59,459	(l)
Aptiv PLC
4.40%	10/01/46	90,000	93,258
Aramark Services Inc.
5.13%	01/15/24	222,000	232,684	(l)
Archer-Daniels-Midland Co.
2.50%	08/11/26	87,000	82,836	(l)
Arconic Inc.
6.15%	08/15/20	75,000	80,719
Ascension Health
4.85%	11/15/53	52,000	60,701	(l)
AstraZeneca PLC
2.38%	11/16/20	47,000	46,900	(l)
3.13%	06/12/27	66,000	65,552	(l)
3.38%	11/16/25	96,000	97,794	(l)
AT&T Inc.
2.45%	06/30/20	151,000	150,724	(l)
2.85%	02/14/23	122,000	122,417
3.00%	06/30/22	109,000	109,180	(l)
3.40%	08/14/24	88,000	88,424
4.45%	04/01/24	140,000	147,937	(l)
4.50%	05/15/35	153,000	151,877	(l)
4.75%	05/15/46	91,000	89,016
4.80%	06/15/44	121,000	119,169	(l)
4.90%	08/14/37	99,000	100,161
5.15%	02/14/50	215,000	216,843
5.25%	03/01/37	146,000	154,575	(l)
5.30%	08/14/58	86,000	86,345
5.45%	03/01/47	125,000	133,931	(l)
Avangrid Inc.
3.15%	12/01/24	213,000	212,299
Bank of America Corp.
3.25%	10/21/27	10,000	9,910	(l)
3.95%	04/21/25	181,000	187,094	(l)
4.25%	10/22/26	78,000	82,192	(l)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	144,000	143,683	(h)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	243,000	246,353	(h,l)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	191,000	190,752	(b,h)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	212,000	229,810	(h,l)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	55,000	61,732	(h,l)
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter)
8.00%	12/31/49	334,000	335,450	(h)
Barclays PLC
4.34%	01/10/28	200,000	207,034	(l)
4.84%	05/09/28	200,000	207,942	(l)
Barrick North America Finance LLC
5.70%	05/30/41	38,000	46,474	(l)

BAT Capital Corp.
2.30%	08/14/20	145,000	144,162	(b,l)
2.76%	08/15/22	146,000	145,025	(b,l)
3.56%	08/15/27	102,000	102,102	(b,l)
4.39%	08/15/37	67,000	70,306	(b,l)
4.54%	08/15/47	125,000	131,939	(b,l)
Baxalta Inc.
2.88%	06/23/20	139,000	139,820	(l)
Becton Dickinson and Co.
2.89%	06/06/22	130,000	129,232	(l)
3.70%	06/06/27	217,000	218,571	(l)
3.73%	12/15/24	8,000	8,178	(l)
4.67%	06/06/47	40,000	43,169	(l)
4.69%	12/15/44	5,000	5,480	(l)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	141,000	189,097
Berry Global Inc.
5.13%	07/15/23	260,000	270,400	(l)
Biogen Inc.
2.90%	09/15/20	48,000	48,693	(l)
BNP Paribas S.A.(5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	200,000	199,754	(b,h,l)
BP Capital Markets PLC
1.38%	05/10/18	140,000	139,786	(l)
3.22%	11/28/23	155,000	158,543	(l)
3.28%	09/19/27	198,000	200,427	(l)
Braskem Netherlands Finance BV
3.50%	01/10/23	201,000	197,607	(b,l)
4.50%	01/10/28	201,000	198,496	(b,l)
Brighthouse Financial Inc.
3.70%	06/22/27	30,000	29,460	(b,l)
4.70%	06/22/47	17,000	17,329	(b,l)
Brixmor Operating Partnership LP
3.90%	03/15/27	268,000	265,534	(l)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	56,000	54,713	(b,l)
2.65%	01/15/23	48,000	46,251	(b,l)
3.13%	01/15/25	59,000	56,416	(b,l)
3.88%	01/15/27	47,000	46,367	(b,l)
Buckeye Partners LP
5.60%	10/15/44	88,000	92,501	(l)
Bunge Limited Finance Corp.
3.75%	09/25/27	141,000	138,879	(l)
Canadian Natural Resources Ltd.
3.85%	06/01/27	48,000	48,939	(l)
4.95%	06/01/47	38,000	42,634	(l)
Canadian Pacific Railway Co.
2.90%	02/01/25	85,000	84,271	(l)
Capital One Financial Corp.
4.20%	10/29/25	143,000	147,117	(l)
Cardinal Health Inc.
2.62%	06/15/22	66,000	64,883	(l)
3.08%	06/15/24	77,000	75,817	(l)
3.41%	06/15/27	39,000	38,244	(l)
4.37%	06/15/47	33,000	32,874	(l)
Carlson Travel Inc.
6.75%	12/15/23	252,000	228,060	(b,l)
Caterpillar Financial Services Corp.
2.55%	11/29/22	210,000	209,019	(l)
Caterpillar Inc.
4.30%	05/15/44	87,000	99,398	(l)
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,413
4.35%	11/01/42	129,000	122,754
CBL & Associates LP
5.95%	12/15/26	29,000	27,005	(l)
CBS Corp.
2.90%	01/15/27	98,000	91,923	(l)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	257,000	267,922	(b,l)

Celgene Corp.
3.45%	11/15/27	136,000	136,060	(l)
4.35%	11/15/47	60,000	62,495	(l)
5.00%	08/15/45	91,000	103,505	(l)
Cenovus Energy Inc.
5.40%	06/15/47	26,000	27,339
CenterPoint Energy Inc.
2.50%	09/01/22	145,000	143,121	(l)
CenturyLink Inc.
5.80%	03/15/22	50,000	48,895	(l)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	248,000	248,620	(b,l)
CF Industries Inc.
7.13%	05/01/20	151,000	164,590	(l)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	202,000	205,131	(l)
4.91%	07/23/25	201,000	213,500	(l)
5.38%	05/01/47	62,000	63,949	(l)
6.38%	10/23/35	29,000	33,944	(l)
6.48%	10/23/45	57,000	66,761	(l)
Chevron Corp.
3.19%	06/24/23	143,000	146,840	(l)
Church & Dwight Company Inc.
2.45%	08/01/22	77,000	75,954	(l)
3.15%	08/01/27	127,000	124,852	(l)
Cigna Corp.
3.25%	04/15/25	160,000	160,606	(l)
3.88%	10/15/47	84,000	84,045	(l)
Cimarex Energy Co.
3.90%	05/15/27	88,000	90,115	(l)
Cisco Systems Inc.
2.50%	09/20/26	153,000	148,046	(l)
Citigroup Inc.
2.05%	12/07/18	290,000	289,704	(l)
2.70%	10/27/22	136,000	134,730	(l)
2.90%	12/08/21	144,000	144,750	(l)
4.45%	09/29/27	104,000	109,845	(l)
4.75%	05/18/46	82,000	90,725	(l)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	195,000	193,900	(h,l)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	134,000	145,649	(h,l)
CMS Energy Corp.
4.88%	03/01/44	194,000	226,842	(l)
CNA Financial Corp.
3.45%	08/15/27	87,000	85,705	(l)
5.88%	08/15/20	274,000	295,071	(l)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	233,000	245,934
Columbia Pipeline Group Inc.
3.30%	06/01/20	87,000	88,182	(l)
Comcast Corp.
3.97%	11/01/47	54,000	55,523
4.20%	08/15/34	140,000	149,863	(l)
4.60%	08/15/45	98,000	110,419	(l)
Concho Resources Inc.
3.75%	10/01/27	43,000	43,455	(l)
4.88%	10/01/47	56,000	61,093	(l)
ConocoPhillips Co.
3.35%	11/15/24	52,000	53,645	(l)
5.95%	03/15/46	35,000	47,206	(l)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	136,000	133,270	(l)
Constellation Brands Inc.
2.70%	05/09/22	130,000	129,116	(l)
4.50%	05/09/47	40,000	43,720	(l)
Continental Resources Inc.
5.00%	09/15/22	75,000	76,125	(l)
Corning Inc.
4.38%	11/15/57	68,000	67,497	(l)
Corporation Andina de Fomento
2.20%	07/18/20	157,000	155,895

Costco Wholesale Corp.
3.00%	05/18/27	67,000	67,096	(l)
Credit Suisse AG
1.70%	04/27/18	353,000	352,737	(l)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	250,000	253,180	(l)
3.80%	06/09/23	275,000	283,440	(l)
CSX Corp.
4.50%	08/01/54	84,000	89,703	(l)
CVS Health Corp.
3.88%	07/20/25	86,000	88,585	(l)
5.13%	07/20/45	108,000	123,755	(l)
D.R. Horton Inc.
2.55%	12/01/20	150,000	149,819
Daimler Finance North America LLC
2.38%	08/01/18	333,000	333,703	(b,l)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	245,000	265,519	(b,l)
Danaher Corp.
4.38%	09/15/45	38,000	42,884	(l)
Dell International LLC/EMC Corp.
3.48%	06/01/19	256,000	259,167	(b,l)
5.45%	06/15/23	121,000	130,622	(b)
6.02%	06/15/26	83,000	91,472	(b,l)
8.35%	07/15/46	50,000	64,482	(b,l)
Deutsche Bank AG
2.70%	07/13/20	132,000	131,443	(l)
3.30%	11/16/22	155,000	154,364	(l)
Devon Energy Corp.
5.00%	06/15/45	78,000	87,276	(l)
Diageo Investment Corp.
2.88%	05/11/22	132,000	133,837	(l)
Discover Bank
3.10%	06/04/20	298,000	301,195	(l)
Discovery Communications LLC
2.20%	09/20/19	155,000	154,290	(l)
3.95%	03/20/28	155,000	153,783	(l)
5.00%	09/20/37	60,000	62,071	(l)
5.20%	09/20/47	60,000	62,523	(l)
Dollar General Corp.
1.88%	04/15/18	313,000	312,819	(l)
Dominion Energy Inc.
2.58%	07/01/20	123,000	122,966	(l)
3.63%	12/01/24	112,000	115,851	(l)
DTE Energy Co.
2.85%	10/01/26	137,000	131,602	(l)
Duke Energy Corp.
3.75%	09/01/46	90,000	89,170	(l)
Duke Energy Progress LLC
4.15%	12/01/44	118,000	129,149	(l)
Duke Realty LP
3.38%	12/15/27	150,000	150,525
Duquesne Light Holdings Inc.
3.62%	08/01/27	72,000	71,938	(b,l)
Eastman Chemical Co.
3.60%	08/15/22	57,000	58,748	(l)
Eaton Corp.
3.10%	09/15/27	140,000	137,490	(l)
Ecolab Inc.
3.25%	12/01/27	91,000	90,884	(b,l)
3.95%	12/01/47	53,000	54,238	(b,l)
Ecopetrol S.A.
5.88%	05/28/45	151,000	155,157
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.91%	05/01/20	141,000	141,886	(h,l)
Electricite de France S.A.
2.15%	01/22/19	392,000	392,049	(b)
Eli Lilly & Co.
3.10%	05/15/27	65,000	65,979	(l)
3.70%	03/01/45	28,000	28,886	(l)
3.95%	05/15/47	39,000	41,962	(l)

EMC Corp.
2.65%	06/01/20	377,000	371,816	(l)
Emera US Finance LP
3.55%	06/15/26	48,000	48,122	(l)
4.75%	06/15/46	23,000	25,265	(l)
Enbridge Energy Partners LP
5.50%	09/15/40	30,000	32,861	(l)
Encana Corp.
3.90%	11/15/21	153,000	156,921	(l)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	251,000	255,392	(b,l)
Energy Transfer Equity LP
5.88%	01/15/24	585,000	614,981	(l)
Energy Transfer LP
5.30%	04/15/47	78,000	77,363	(l)
6.50%	02/01/42	142,000	160,415	(l)
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23	117,000	120,887
Entergy Louisiana LLC
3.05%	06/01/31	68,000	65,851	(l)
Enterprise Products Operating LLC
3.95%	02/15/27	128,000	133,244	(l)
Envision Healthcare Corp.
6.25%	12/01/24	228,000	235,695	(b,l)
EOG Resources Inc.
4.15%	01/15/26	150,000	159,685	(l)
3.00%	10/01/22	57,000	56,387	(l)
3.90%	10/01/27	88,000	87,701	(l)
ERP Operating LP
4.50%	07/01/44	64,000	70,143	(l)
Exelon Corp.
3.50%	06/01/22	148,000	150,705	(l)
4.45%	04/15/46	86,000	93,218	(l)
Express Scripts Holding Co.
3.40%	03/01/27	86,000	84,286	(l)
4.80%	07/15/46	49,000	52,112	(l)
Exxon Mobil Corp.
2.22%	03/01/21	120,000	119,900	(l)
3.04%	03/01/26	77,000	78,153	(l)
FedEx Corp.
4.10%	02/01/45	2,000	2,037	(l)
FirstEnergy Corp.
3.90%	07/15/27	59,000	60,486	(l)
4.85%	07/15/47	37,000	41,090	(l)
Florida Power & Light Co.
4.13%	02/01/42	121,000	133,447	(l)
Ford Motor Co.
4.35%	12/08/26	105,000	109,685	(l)
Ford Motor Credit Company LLC
3.22%	01/09/22	255,000	256,762	(l)
Freeport-McMoRan Inc.
3.10%	03/15/20	226,000	224,599	(l)
Frontier Communications Corp.
7.13%	03/15/19	322,000	308,315	(l)
General Dynamics Corp.
2.13%	08/15/26	99,000	92,796	(l)
General Motors Co.
5.20%	04/01/45	29,000	30,624	(l)
General Motors Financial Company Inc.
3.15%	01/15/20	187,000	188,981	(l)
5.25%	03/01/26	157,000	172,373	(l)
Georgia-Pacific LLC
3.60%	03/01/25	45,000	46,248	(b,l)
Gilead Sciences Inc.
1.95%	03/01/22	99,000	96,629	(l)
2.95%	03/01/27	82,000	80,632	(l)
3.65%	03/01/26	104,000	107,930	(l)
4.15%	03/01/47	92,000	97,893	(l)
4.80%	04/01/44	65,000	75,316	(l)
Glencore Finance Canada Ltd.
5.55%	10/25/42	51,000	56,352	(b)

Glencore Funding LLC
3.88%	10/27/27	84,000	83,195	(b,l)
4.00%	03/27/27	94,000	94,378	(b,l)
Grupo Televisa SAB
5.00%	05/13/45	209,000	212,990	(l)
H&E Equipment Services Inc.
5.63%	09/01/25	20,000	20,950	(b,l)
Halliburton Co.
3.80%	11/15/25	129,000	133,787
5.00%	11/15/45	86,000	98,646
Hess Corp.
4.30%	04/01/27	50,000	49,983
5.60%	02/15/41	52,000	55,930
5.80%	04/01/47	35,000	38,909
Hewlett Packard Enterprise Co.
6.35%	10/15/45	50,000	53,317
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	155,000	158,875	(b)
HSBC Holdings PLC
4.25%	03/14/24	248,000	258,763	(l)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	200,000	202,646	(h,l)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	220,000	231,275	(h)
Hyundai Capital America
3.10%	04/05/22	71,000	70,621	(b)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	226,000	232,012
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	186,000	191,980
Intel Corp.
2.60%	05/19/26	118,000	115,334
International Business Machines Corp.
3.30%	01/27/27	103,000	105,307
3.63%	02/12/24	185,000	193,610
International Paper Co.
4.40%	08/15/47	110,000	115,587
Interstate Power & Light Co.
3.40%	08/15/25	90,000	91,343
Intesa Sanpaolo S.p.A.
3.88%	07/14/27	219,000	218,818	(b)
IPALCO Enterprises Inc.
3.70%	09/01/24	20,000	19,935	(b)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	135,000	142,088	(b)
JB Poindexter & Company Inc.
9.00%	04/01/22	96,000	99,600	(b)
Jefferies Group LLC
5.13%	01/20/23	109,000	117,879
6.50%	01/20/43	119,000	139,460
Johnson & Johnson
2.63%	01/15/25	274,000	273,115
3.63%	03/03/37	72,000	76,009
Johnson Controls International PLC
4.50%	02/15/47	52,000	56,936
JPMorgan Chase & Co.
2.55%	10/29/20	146,000	146,375	(l)
3.30%	04/01/26	177,000	178,235	(l)
3.63%	12/01/27	102,000	103,097	(l)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	178,000	182,763	(h)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	93,000	96,665	(h)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	141,000	138,032	(h)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	351,000	385,679	(h,l)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	141,000	142,887	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	93,000	93,297
6.38%	03/01/41	67,000	77,760

Kinder Morgan Inc.
3.05%	12/01/19	63,000	63,552
5.05%	02/15/46	67,000	69,324
5.55%	06/01/45	86,000	93,979
Kraft Heinz Foods Co.
3.00%	06/01/26	27,000	25,959
4.38%	06/01/46	78,000	77,258
Lee Enterprises Inc.
9.50%	03/15/22	353,000	364,693	(b)
Lennar Corp.
4.75%	05/30/25	176,000	182,600
4.75%	11/29/27	147,000	150,675	(b)
Levi Strauss & Co.
5.00%	05/01/25	262,000	272,480
Lincoln National Corp.
3.63%	12/12/26	70,000	71,519
Lithia Motors Inc.
5.25%	08/01/25	48,000	50,040	(b)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	203,000	201,041	(h)
Lockheed Martin Corp.
3.55%	01/15/26	72,000	74,814
3.80%	03/01/45	58,000	58,694
Lowe’s Companies Inc.
3.70%	04/15/46	80,000	80,300
LYB International Finance BV
4.88%	03/15/44	51,000	57,080
LYB International Finance II BV
3.50%	03/02/27	130,000	130,566
Macy’s Retail Holdings Inc.
4.30%	02/15/43	46,000	36,984
Marathon Oil Corp.
3.85%	06/01/25	85,000	86,471
Marathon Petroleum Corp.
3.63%	09/15/24	118,000	120,541
Marsh & McLennan Companies Inc.
3.50%	03/10/25	154,000	158,585
Masco Corp.
3.50%	11/15/27	54,000	53,284
McDonald’s Corp.
3.70%	01/30/26	63,000	65,609
4.88%	12/09/45	65,000	75,190
Medtronic Inc.
3.50%	03/15/25	22,000	22,859
4.63%	03/15/45	88,000	102,400
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	110,000	116,270
Merck & Company Inc.
2.75%	02/10/25	150,000	149,544
MetLife Inc.
4.72%	12/15/44	96,000	111,196
Mexichem SAB de C.V.
5.50%	01/15/48	200,000	195,612	(b)
MGM Resorts International
6.63%	12/15/21	348,000	381,826	(l)
Microsoft Corp.
1.55%	08/08/21	152,000	148,040	(l)
2.40%	08/08/26	39,000	37,592	(l)
3.45%	08/08/36	99,000	102,005	(l)
3.70%	08/08/46	60,000	62,544	(l)
4.00%	02/12/55	130,000	140,028	(l)
4.10%	02/06/37	36,000	40,188	(l)
4.25%	02/06/47	23,000	26,307	(l)
4.50%	02/06/57	41,000	48,434
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	523,384	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	231,000	230,348	(b)
Molina Healthcare Inc.
4.88%	06/15/25	149,000	148,628	(b)

Molson Coors Brewing Co.
2.10%	07/15/21	221,000	216,520
3.00%	07/15/26	78,000	76,324
4.20%	07/15/46	70,000	71,422
Monsanto Co.
4.70%	07/15/64	32,000	33,349
Morgan Stanley
2.45%	02/01/19	182,000	182,388	(l)
2.63%	11/17/21	198,000	197,030	(l)
2.65%	01/27/20	73,000	73,323	(l)
2.75%	05/19/22	144,000	143,424
3.70%	10/23/24	65,000	67,146	(l)
3.95%	04/23/27	223,000	227,025	(l)
4.10%	05/22/23	164,000	171,077	(l)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	86,000	88,783	(h)
MPLX LP
5.20%	03/01/47	37,000	40,368
Murphy Oil Corp.
5.75%	08/15/25	260,000	265,687
National Retail Properties Inc.
4.00%	11/15/25	155,000	158,678
Navient Corp.
8.00%	03/25/20	302,000	326,537
Newell Brands Inc.
3.85%	04/01/23	175,000	181,157
4.20%	04/01/26	116,000	121,265
5.50%	04/01/46	46,000	54,912
Newmont Mining Corp.
4.88%	03/15/42	123,000	136,123
Nexen Energy ULC
6.40%	05/15/37	78,000	102,050
NGPL PipeCo LLC
4.88%	08/15/27	41,000	42,486	(b)
Noble Energy Inc.
3.90%	11/15/24	158,000	163,214
Nordstrom Inc.
5.00%	01/15/44	6,000	5,786
Northern States Power Co.
2.20%	08/15/20	386,000	385,506
Northrop Grumman Corp.
2.08%	10/15/20	56,000	55,540
2.55%	10/15/22	141,000	139,938
2.93%	01/15/25	146,000	145,010
3.25%	01/15/28	173,000	173,296
3.85%	04/15/45	34,000	34,427
4.03%	10/15/47	85,000	88,715
NRG Energy Inc.
6.25%	07/15/22	227,000	236,080
Nucor Corp.
4.13%	09/15/22	76,000	80,307
NuStar Logistics LP
4.80%	09/01/20	151,000	152,982
Occidental Petroleum Corp.
4.10%	02/15/47	51,000	54,100
Omnicom Group Inc.
3.63%	05/01/22	125,000	129,228
Oncor Electric Delivery Company LLC
3.80%	09/30/47	22,000	22,869	(b)
Oracle Corp.
1.90%	09/15/21	99,000	97,366
2.40%	09/15/23	115,000	113,612
3.25%	11/15/27	136,000	138,311
3.80%	11/15/37	54,000	56,720
4.00%	07/15/46 - 11/15/47	153,000	162,765
4.13%	05/15/45	39,000	42,035
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	111,750	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	578,000	588,589
PacifiCorp
6.25%	10/15/37	234,000	321,315

Packaging Corporation of America
3.40%	12/15/27	150,000	150,720
Parker-Hannifin Corp.
3.25%	03/01/27	165,000	166,323
Penske Automotive Group Inc.
5.38%	12/01/24	80,000	81,200
PepsiCo Inc.
3.45%	10/06/46	62,000	60,138
Perrigo Finance Unlimited Co.
3.90%	12/15/24	250,000	254,337
Petroleos Mexicanos
4.50%	01/23/26	78,000	77,882	(l)
5.38%	03/13/22	89,000	94,512	(b,l)
5.63%	01/23/46	83,000	77,165	(l)
6.50%	03/13/27	136,000	149,113	(b,l)
6.75%	09/21/47	181,000	189,569	(l)
PetSmart Inc.
5.88%	06/01/25	259,000	196,840	(b)
Pfizer Inc.
3.00%	12/15/26	138,000	138,941
4.13%	12/15/46	61,000	67,563
4.40%	05/15/44	42,000	48,129
Philip Morris International Inc.
4.13%	03/04/43	123,000	126,953
Phillips 66 Partners LP
3.75%	03/01/28	141,000	140,867
4.68%	02/15/45	85,000	87,144
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	67,000	62,712
5.75%	01/15/20	99,000	104,301
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	94,000	97,709
PPL Capital Funding Inc.
3.10%	05/15/26	151,000	148,216
Precision Castparts Corp.
4.38%	06/15/45	92,000	103,545
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	70,000	70,915	(h)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	160,000	171,957	(h)
PulteGroup Inc.
5.50%	03/01/26	290,000	314,650
QUALCOMM Inc.
2.90%	05/20/24	81,000	79,045
3.00%	05/20/22	75,000	75,138
3.25%	05/20/27	45,000	43,913
4.30%	05/20/47	9,000	9,076
Realty Income Corp.
3.00%	01/15/27	113,000	108,209
Republic Services Inc.
3.38%	11/15/27	61,000	61,540
Rio Tinto Finance USA PLC
4.13%	08/21/42	87,000	94,134
Rockwell Collins Inc.
3.50%	03/15/27	30,000	30,500	(l)
Rogers Communications Inc.
5.00%	03/15/44	57,000	65,694	(l)
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter)
3.50%	05/15/23	200,000	200,414	(h)
RPM International Inc.
3.75%	03/15/27	172,000	174,284	(l)
Ryder System Inc.
2.45%	09/03/19	240,000	239,837	(l)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	95,000	96,452
5.00%	03/15/27	65,000	69,490
Santander Holdings USA Inc.
2.65%	04/17/20	287,000	286,647
3.70%	03/28/22	225,000	227,981	(b,l)
4.40%	07/13/27	99,000	101,314	(b)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	209,678	(b,l)

Schlumberger Holdings Corp.
3.00%	12/21/20	64,000	64,829	(b,l)
Select Income REIT
4.25%	05/15/24	161,000	159,669	(l)
Shell International Finance BV
2.88%	05/10/26	154,000	153,601	(l)
3.75%	09/12/46	52,000	53,044	(l)
4.13%	05/11/35	77,000	84,378	(l)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	24,000	23,559	(l)
3.20%	09/23/26	78,000	76,201	(l)
Simon Property Group LP
3.38%	06/15/27	144,000	145,021
Sinclair Television Group Inc.
5.38%	04/01/21	459,000	467,032	(l)
Smithfield Foods Inc.
2.70%	01/31/20	74,000	73,517	(b,l)
4.25%	02/01/27	116,000	119,039	(b,l)
Southern California Edison Co.
2.40%	02/01/22	153,000	151,628	(l)
Southern Copper Corp.
5.88%	04/23/45	90,000	108,916	(l)
Spectra Energy Partners LP
3.38%	10/15/26	62,000	61,203	(l)
4.50%	03/15/45	34,000	35,077	(l)
Standard Industries Inc.
5.38%	11/15/24	325,000	339,625	(b)
Statoil ASA
3.95%	05/15/43	57,000	59,547	(l)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	254,000	253,776
Suncor Energy Inc.
4.00%	11/15/47	37,000	37,842
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	139,000	140,305
Sysco Corp.
3.25%	07/15/27	130,000	130,048
T-Mobile USA Inc.
6.63%	04/01/23	272,000	282,200	(l)
Tampa Electric Co.
4.35%	05/15/44	160,000	173,710	(l)
Target Corp.
2.50%	04/15/26	157,000	150,907	(l)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	98,000	112,100	(b,l)
Teck Resources Ltd.
4.75%	01/15/22	133,000	138,154
Telefonica Emisiones SAU
4.10%	03/08/27	189,000	194,827	(l)
Tenet Healthcare Corp.
4.75%	06/01/20	226,000	230,802
6.00%	10/01/20	424,000	447,320	(l)
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	248,000	246,254
1.70%	07/19/19	337,000	327,436
3.15%	10/01/26	152,000	125,526	(l)
4.10%	10/01/46	48,000	36,631	(l)
The Allstate Corp.
4.20%	12/15/46	80,000	87,370	(l)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	181,000	197,556	(h,l)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	185,000	188,006	(h,l)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	191,000	189,909	(h,l)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	400,186	(b,l)
The Dow Chemical Co.
4.25%	10/01/34	146,000	153,353	(l)

The Goldman Sachs Group Inc.
2.30%	12/13/19	157,000	156,670	(l)
2.35%	11/15/21	194,000	190,995	(l)
2.63%	04/25/21	222,000	221,878	(l)
2.90%	07/19/18	231,000	231,979	(l)
3.85%	01/26/27	244,000	250,520	(l)
4.25%	10/21/25	53,000	55,365	(l)
4.80%	07/08/44	116,000	132,681	(l)
5.15%	05/22/45	149,000	172,983	(l)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	285,000	282,894	(h,l)
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter)
3.27%	09/29/25	158,000	157,259	(h,l)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	93,000	95,688	(h,l)
The Home Depot Inc.
3.35%	09/15/25	74,000	76,378
3.50%	09/15/56	119,000	114,380
3.90%	06/15/47	79,000	83,338
The Kroger Co.
2.95%	11/01/21	206,000	208,083
4.65%	01/15/48	97,000	99,708
The Mosaic Co.
5.63%	11/15/43	34,000	36,804
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	250,000	258,750	(b)
The Sherwin-Williams Co.
2.25%	05/15/20	128,000	127,625	(l)
2.75%	06/01/22	53,000	52,845	(l)
3.45%	06/01/27	33,000	33,518	(l)
4.50%	06/01/47	54,000	59,250	(l)
The Southern Co.
3.25%	07/01/26	26,000	25,548	(l)
4.40%	07/01/46	38,000	40,610	(l)
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	157,000	166,316	(h,l)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	141,000	140,547	(h)
The Walt Disney Co.
4.13%	06/01/44	36,000	38,875
Time Warner Cable LLC
4.50%	09/15/42	29,000	27,097	(l)
6.55%	05/01/37	96,000	112,264	(l)
Time Warner Inc.
5.35%	12/15/43	142,000	157,278	(l)
Tyco Electronics Group S.A.
2.35%	08/01/19	266,000	265,770	(l)
3.13%	08/15/27	145,000	144,275
Tyson Foods Inc.
2.65%	08/15/19	48,000	48,217	(l)
4.55%	06/02/47	53,000	57,886
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	312,000	324,480	(h,l)
UBS Group Funding Switzerland AG
2.95%	09/24/20	401,000	405,178	(b,l)
Union Pacific Corp.
3.60%	09/15/37	34,000	35,008
4.10%	09/15/67	56,000	58,574
United Technologies Corp.
2.65%	11/01/26	134,000	129,171	(l)
3.75%	11/01/46	58,000	57,851	(l)
UnitedHealth Group Inc.
4.75%	07/15/45	26,000	30,637	(l)
Vale Overseas Ltd.
4.38%	01/11/22	115,000	119,085	(l)
5.88%	06/10/21	231,000	251,977	(l)
6.25%	08/10/26	51,000	59,165
6.88%	11/10/39	67,000	82,279	(l)
Valeant Pharmaceuticals International Inc.
7.00%	03/15/24	273,000	293,475	(b)

Valvoline Inc.
4.38%	08/15/25	121,000	121,897
Ventas Realty LP
3.25%	10/15/26	181,000	176,605
Verizon Communications Inc.
3.38%	02/15/25	157,000	157,842	(b)
4.40%	11/01/34	76,000	77,351	(l)
4.67%	03/15/55	99,000	95,985	(l)
4.86%	08/21/46	295,000	307,219	(l)
5.01%	04/15/49	55,000	57,658
5.25%	03/16/37	91,000	100,091
Viacom Inc.
3.45%	10/04/26	97,000	92,655
5.25%	04/01/44	29,000	28,595
Virgin Media Finance PLC
5.75%	01/15/25	439,000	447,780	(b)
Virginia Electric & Power Co.
4.00%	11/15/46	90,000	96,343
Visa Inc.
3.15%	12/14/25	47,000	48,035
4.30%	12/14/45	75,000	85,426
Vornado Realty LP
3.50%	01/15/25	91,000	90,961
Vulcan Materials Co.
3.90%	04/01/27	65,000	66,462
Wabtec Corp.
3.45%	11/15/26	102,000	99,750
Wal-Mart Stores Inc.
3.63%	12/15/47	75,000	78,626
Walgreens Boots Alliance Inc.
4.65%	06/01/46	51,000	53,859
WEC Energy Group Inc.
3.55%	06/15/25	182,000	186,574
WellCare Health Plans Inc.
5.25%	04/01/25	202,000	213,615
Wells Fargo & Co.
2.63%	07/22/22	104,000	103,395
3.90%	05/01/45	70,000	72,486	(l)
4.75%	12/07/46	109,000	121,564	(l)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	142,000	144,665	(h)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	217,000	240,338	(h,l)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	205,000	219,288	(h)
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter)
7.98%	03/29/49	156,000	157,604	(h)
Western Digital Corp.
7.38%	04/01/23	65,000	70,038	(b)
Western Gas Partners LP
5.38%	06/01/21	120,000	127,142
Westlake Chemical Corp.
3.60%	08/15/26	80,000	80,658
4.38%	11/15/47	18,000	18,610
5.00%	08/15/46	34,000	38,159
WestRock Co.
3.00%	09/15/24	110,000	108,871	(b)
Williams Partners LP
3.75%	06/15/27	53,000	53,099
3.90%	01/15/25	63,000	64,396
4.90%	01/15/45	52,000	55,169
5.40%	03/04/44	29,000	32,700
Willis North America Inc.
3.60%	05/15/24	152,000	154,359
WPP Finance 2010
3.75%	09/19/24	125,000	127,769
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	202,000	204,646	(b)
Xilinx Inc.
2.95%	06/01/24	104,000	103,344
XLIT Ltd.
5.25%	12/15/43	50,000	56,997

XPO Logistics Inc.
6.50%	06/15/22	210,000	219,188	(b)
Yamana Gold Inc.
4.63%	12/15/27	90,000	90,528	(b)
Zoetis Inc.
3.00%	09/12/27	60,000	58,636
			77,313,746

Non-Agency Collateralized Mortgage Obligations—4.3%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	643,127	(b)
BXP Trust 2017-GM
3.38%	06/13/39	711,000	726,312	(b)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	408,463	403,199	(l)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	1,148,803	1,200,978	(h)
4.03%	12/10/49	345,016	360,325	(h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	186,227	(b,h,l)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	261,505	(h)
GS Mortgage Securities Trust 2015-GC28
1.14%	02/10/48	2,796,452	144,985	(g,h,l)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	759,000	744,872
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	830,046	870,424	(l)
GS Mortgage Securities Trust II 2012-GCJ9
1.97%	11/10/45	744,225	58,751	(g,h)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.56%	12/15/47	937,493	53,601	(g,h,l)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	130,511	(h,l)
LB-UBS Commercial Mortgage Trust 2004-C8
0.35%	12/15/39	46,958	96	(b,g,h,l)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	71,158	71,122	(h,l)
6.11%	07/15/40	139,783	139,755	(b,l)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	2,268	20	(g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.38%	02/15/48	3,161,993	214,302	(g,h,l)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.96%	03/15/48	3,825,363	192,283	(g,h)
Morgan Stanley Capital I Trust 2006-IQ11
6.25%	10/15/42	270,000	281,313	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	41,782	41,750	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.12%	12/12/49	3,718	3,715	(h)
Morgan Stanley Capital I Trust 2008-T29
6.31%	01/11/43	16,250	16,239	(h)
Morgan Stanley Capital I Trust 2016-UBS9
1.24%	03/15/49	4,692,316	327,849	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.29%	02/15/48	3,132,829	210,960	(g,h)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	483,093	501,402
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	252,734
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	95,000	71,852	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	575,659	(h)
4.59%	03/15/47	432,134	343,935	(b,h)
			9,029,803

Sovereign Bonds—0.9%
Government of Chile
3.86%	06/21/47	200,000	205,922
Government of Colombia
5.00%	06/15/45	200,000	213,092

Government of Mexico
4.60%	02/10/48	402,000	399,391
4.75%	03/08/44	276,000	279,185
Government of Oman
3.88%	03/08/22	200,000	201,200	(b)
Government of Peru
5.63%	11/18/50	130,000	167,043
Government of Philippines
3.95%	01/20/40	200,000	206,520
Government of Uruguay
5.10%	06/18/50	136,268	151,849
			1,824,202

Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	105,000	137,372
Port Authority of New York & New Jersey
4.46%	10/01/62	475,000	548,497
State of California
5.70%	11/01/21	290,000	323,362
State of Illinois
5.10%	06/01/33	100,000	99,834
The University of Texas System
3.35%	08/15/47	95,000	95,528
			1,204,593

FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	203,294	4,391	(j,k)

Total Bonds and Notes
(Cost $207,320,845)			209,199,070

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $214,450)		8,578	231,606	(h)

Total Investments in Securities
(Cost $207,535,295)			209,430,676

Short-Term Investments—2.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
1.25%
(Cost $5,374,406)		5,374,406	5,374,406	(d,e)

Total Investments
(Cost $212,909,701)			214,805,082

Liabilities in Excess of Other Assets, net—(1.5)%			(3,217,966)

NET ASSETS—100.0%			$211,587,116

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments (Received)/Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$5,583	1.00%	Quarterly	12/20/22	$(134,888)	$(119,184)	$(15,704)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments (Received)/Paid	Unrealized Depreciation
CME Group Inc.	$1,546	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$(14,114)	$—	$(14,114)
CME Group Inc.	$472	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	10/10/43	$(6,813)	$7	$(6,820)
CME Group Inc.	$588	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	$(8,247)	$—	$(8,247)
CME Group Inc.	$947	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	$(17,961)	$—	$(17,961)

								$(47,142)

The Fund had the following long futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2018	54	9,005,002	$9,053,438	$48,436
5 Yr. U.S. Treasury Notes Futures	March 2018	81	9,457,607	9,409,289	(48,318)
10 Yr. U.S. Treasury Notes Futures	March 2018	63	7,826,592	7,814,953	(11,639)

					$(11,521)

The Fund had the following short futures contracts open at December 31, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	March 2018	19	(2,909,867)	$(2,907,000)	$2,867
2 Yr. U.S. Treasury Notes Futures	March 2018	26	(5,579,545)	(5,566,844)	12,701
10 Yr. U.S. Treasury Ultra Futures	March 2018	81	(10,854,694)	(10,818,563)	36,131

					$51,699

					$40,178

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
	Investments in Securities
	U.S. Treasuries	$—	$91,467,822	$—	$91,467,822
	Agency Mortgage Backed	—	22,259,214	—	22,259,214
	Agency Collateralized Mortgage Obligations	—	494,055	—	494,055
	Asset Backed	—	5,601,244	—	5,601,244
	Corporate Notes	—	77,313,746	—	77,313,746
	Non-Agency Collateralized Mortgage Obligations	—	9,029,803	—	9,029,803
	Sovereign Bonds	—	1,824,202	—	1,824,202
	Municipal Bonds and Notes	—	1,204,593	—	1,204,593
	FNMA (TBA)	—	—	4,391	4,391
	Preferred Stock	231,606	—	—	231,606
	Short-Term Investments	5,374,406	—	—	5,374,406

	Total Investments in Securities	$5,606,012	$209,194,679	$4,391	$214,805,082

	Other Financial Instruments
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(15,704)	$—	$(15,704)
	Interest Rate Swap Contracts — Unrealized Depreciation	—	(47,142)	—	(47,142)
	Long Futures Contracts — Unrealized Appreciation	48,436	—	—	48,436
	Long Futures Contracts — Unrealized Depreciation	(59,957)	—	—	(59,957)
	Short Futures Contracts — Unrealized Appreciation	51,699	—	—	51,699

	Total Other Financial Instruments	$40,178	$(62,846)	$—	$(22,668)

Affiliate Table

	Number of Shares Held at 9/30/17	Value At 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund—Class G Shares	14,675,624	$14,675,624	$40,859,347	$50,160,565	5,374,406	$5,374,406	$16,212

Notes to Schedules of Investments December 31, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to $15,051,809 or 7.11% of the net assets of the State Street Institutional Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at December 31, 2017.

(i)	Step coupon bond.

(j)	Security is in default.

(k)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board of Trustees.

(l)	At December 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

†	Percentages are based on net assets as of December 31, 2017
*	Less than 0.05%.
**	Less than $0.50

Abbreviations:

ADR	American Depositary Receipt

LIBOR	London Interbank Offerred Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”) of the Trust. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

• Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

• Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

• Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

• Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for an identical asset or liability;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended December 31, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31 2017 the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
State Street Institutional U.S. Equity Fund	Equitization of cash
State Street Institutional Premier Growth Equity Fund	Equitization of cash
State Street Institutional Small-Cap Equity Fund	Equitization of cash
State Street Institutional International Equity Fund	Equitization of cash
State Street Institutional Income Fund	Management of Interest Rate Risk

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended December 31, 2017, the State Street Institutional Income Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps

During the period ended December 31, 2017, the State Street Institutional Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds lose its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, they receive a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Funds is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolios because, in addition to its total net assets, the Fund are subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on their investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended December 31, 2017, the State Street Institutional Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Institutional Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Institutional Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

INCOME TAXES

At December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street Institutional U.S. Equity Fund	$386,419,776	$97,802,176	$8,031,078	$89,771,098
State Street Institutional Premier Growth Equity Fund	254,310,031	130,336,501	9,083,482	121,253,019
State Street Institutional Small-Cap Equity Fund	1,102,565,894	416,840,935	37,053,006	379,787,929
State Street Institutional International Equity Fund	993,191,185	288,793,885	25,977,171	262,816,714
State Street Institutional Income Fund	212,909,701	3,366,843	1,471,462	1,895,381

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: February 16, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Institutional Funds

Date: February 16, 2018